Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 478,645,746	$ 512,677,587
Chilean Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	311,625,800	299,240,865
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	93,882,495	121,581,952
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	27,346,851	52,213,269
Euro [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	8,669,008	7,817,297
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	2,366,684	2,606,146
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	8,901,100	8,684,460
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	19,525,499	15,086,724
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	3,604,480	3,385,594
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 2,723,829	$ 2,061,280